Short-term bank loans	12 Months Ended
Dec. 31, 2014
Short-term bank loans [Abstract]
Short-term bank loans
11.	Short-term bank loans

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Short-term bank loans	—	20,000

In December 2014, Shenzhen iDreamSky entered into a contract with Shanghai Pudong Development Bank for a loan facility of up to RMB20,000,000. The maturity date of the loan is December 30, 2015, and the interest rate is 6.72% per annum.